Employee Benefits (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2015	Dec. 31, 2014
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		$ 4,492,594	$ 4,252,720
Purchase of shares for ESOP	41,614
Price paid per share	$ 10
Common stock acquired by the ESOP	$ 416,140
ESOP compensation expense		90,649	80,978
Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		2,521,997	2,451,200
Compensation expense		137,731	140,714
Deferred compensation agreements
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		1,970,597	1,801,520
Compensation expense		$ 233,731	241,745
Deferred compensation discount rate		4.75%
401(k) Plan
Employee Benefits Disclosure [Line Items]
Contribution by employer		$ 216,508	$ 232,567
Annual interest rate		1.85%	1.85%